Label	Element	Value
Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX)
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Neuberger Small Cap Growth Fund Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX)
Objective [Heading]	oef_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2029
Expense Example [Heading]	oef_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	150.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 2000® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.
The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.
In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:
Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.
Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.
Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.
Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.
The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.
The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.
In an effort to achieve its goal, the Fund may engage in active and frequent trading that involves initiating new positions, resizing current positions in response to material developments and in order to maintain an appropriate and attractive risk/reward balance and fully exiting positions in favor of new ideas.
The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	oef_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best quarter:	Q2 2020	30.30%
Worst quarter:	Q1 2020	-20.63%
Year to Date performance as of:	09/30/2025	8.82%

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	8.82%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	30.30%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.63%)
Performance Table Heading	oef_PerformanceTableHeading	average annual total % returns as of 12/31/2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Small Cap Growth Fund
Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | All Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers' evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund's investment strategies. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers' evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.
The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Catalyst Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Foreign Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Foreign Exposure Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Growth Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Issuer-Specific Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Market Volatility Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Recent Market Conditions [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade and security agreements, risks associated with the trade and security agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment, commodity prices and currency values could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of such regulations is not currently known and certain changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance. Additionally, it is possible that such regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Redemption Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Small- and Mid-Cap Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.
A summary of the Fund’s additional principal investment risks is as follows:

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Risk of Increase in Expenses [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. While the Manager may restrict certain uses of AI tools, the Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Legal and regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Risk Management [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.23%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.61%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,952
Neuberger Small Cap Growth Fund | Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund Trust Class
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.23%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.41%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,749
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.09%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.82%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.55%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Advisor Class Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.66%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund Trust Class
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(5.78%)
Annual Return [Percent]	oef_AnnlRtrPct	6.02%
Annual Return [Percent]	oef_AnnlRtrPct	27.91%
Annual Return [Percent]	oef_AnnlRtrPct	5.43%
Annual Return [Percent]	oef_AnnlRtrPct	34.35%
Annual Return [Percent]	oef_AnnlRtrPct	42.64%
Annual Return [Percent]	oef_AnnlRtrPct	4.17%
Annual Return [Percent]	oef_AnnlRtrPct	(24.61%)
Annual Return [Percent]	oef_AnnlRtrPct	9.74%
Annual Return [Percent]	oef_AnnlRtrPct	25.60%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Trust Class Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.82%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund Trust Class | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Trust Class Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.03%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund Trust Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Trust Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.07%

[1]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Advisor Class and Trust Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.60% and 1.40% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Advisor Class and Trust Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.60% and 1.40% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.